Employee Benefit Plans Summary of ARX Defined Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Pension Plan 401k
Defined Contribution Plan Disclosure [Line Items]
Matching contributions	$ 78.4	$ 74.8	$ 69.9
Defined Contribution Pension Plan Four Zero One K ARX [Domain]
Defined Contribution Plan Disclosure [Line Items]
Matching contributions	$ 0.0